SCHEDULE OF SIGNIFICANT ASSUMPTIONS TO ESTIMATE FAIR VALUE OF THE STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected volatility			51.30%
Risk-free interest rate			0.30%
Dividend yield			0.00%
Excercise term			10 years